Pension and Postretirement Benefit Plans and Defined Contribution Plans - Expected Future Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Jan. 31, 2015
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2015	$ 1,000	[1]
Expected benefit payments:
2015	904
2016	870
2017	932
2018	1,021
2019	949
2020-2024	4,874
Company contributions	23	[2]	5	[2]
U.S. Qualified Pension Plans [Member] | Subsequent Event [Member]
Expected benefit payments:
Company contributions					1,000
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2015	136	[1]
Expected benefit payments:
2015	136
2016	118
2017	124
2018	129
2019	114
2020-2024	547
Company contributions	154	[3]	172	[3]
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2015	227	[1]
Expected benefit payments:
2015	368
2016	376
2017	383
2018	390
2019	399
2020-2024	2,125
Company contributions	316	[4]	380	[4]
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2015	91	[1]
Expected benefit payments:
2015	261
2016	211
2017	216
2018	220
2019	222
2020-2024	1,146
Company contributions	$ 210	[5]	$ 244	[5]

[1]	For the U.S. Qualified plan, the $1.0 billion voluntary contribution was paid in January 2015.
[2]	The unfavorable change in the funded status of our U.S. qualified plans is primarily due to (i) a decrease in the discount rate (reflecting lower interest rates) and (ii) a change in mortality assumptions (reflecting a longer life expectancy for plan participants), which more than offset (iii) a gain on plan assets.
[3]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations.
[4]	rable change in the international plans' funded status was primarily due to (i) a decrease in the discount rate (reflecting lower interest rates), partially offset by (ii) the strengthening U.S. dollar and (iii) a gain on plan assets.(d) The favorab
[5]	he funded status of our postretirement plans is due to (i) a plan amendment that decreased the benefit obligation by transferring certain plan participants to a retiree drug coverage program eligible for a Medicare Part D plan subsidy, partially offset by (ii) a decrease in the discount rate (reflecting lower interest rates).(e) For the U.S. and international p